Restricted Stock Units (Tables)	12 Months Ended
Dec. 31, 2020
Restricted Stock Units [Abstract]
Summary of Movement in Number of RSU Outstanding

The movement in the number of RSU outstanding for the year ended 31 December 2020, 2019 and 2018 was as follow:

	2020
	Number of RSU	Weighted average grant date fair value
	’000	US$ per unit
Outstanding at January 1	—	—
Granted during the year	1,139	15.3639
Forfeited during the year	(26)	16.3350
Outstanding at December 31	1,113	15.3409